Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, plant and equipment, net of related accumulated depreciation and impairment

				Advances and
				Property, Plant		Other Items of
			Other Fixtures,	and Equipment		Property,
	Land and	Plant and	Tools and	in the Course of	Mineral	Plant	Accumulated
	Buildings	Machinery	Furniture	Construction	Reserves	and Equipment	Depreciation (Note 25.3)	Impairment (Note 25.5)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2017	191,058	1,220,055	5,972	49,865	59,989	32,203	(665,507)	(112,029)	781,606
Additions	1,665	1,849	2,262	71,204	—	1,455	(94,051)	104	(15,512)
Disposals and other	(202)	(56,475)	(607)	(1,029)	—	(164)	49,403	—	(9,074)
Transfers from/(to) other accounts	5,228	49,892	377	(58,480)	(90)	(58)	3,131	—	—
Exchange differences	16,843	96,709	450	9,225	460	(1,072)	(73,575)	(5,058)	43,982
Additions to the scope of consolidation	1,648	97	—	16,985	—	—	—	—	18,730
Transfer from assets and disposal groups classified as held for sale (see Note 29)	35,058	178,677	79	40,814	—	—	(155,726)	(660)	98,242
Balance at December 31, 2017	251,298	1,490,804	8,533	128,584	60,359	32,364	(936,325)	(117,643)	917,974
Additions	2,983	9,104	12	99,016	—	4,293	(109,832)	(42,846)	(37,270)
Disposals and other	(4,687)	(34,612)	(1,084)	(2,657)	—	(587)	35,921	—	(7,706)
Transfers from/(to) other accounts	24,823	69,439	4,850	(97,086)	—	222	(2,248)	—	—
Exchange differences	(10,743)	(74,554)	(405)	(5,941)	(951)	(383)	48,455	3,292	(41,230)
Business combinations (Note 5)	6,846	53,337	82	1,790	—	432	—	—	62,487
Business disposals	(35,211)	(26,471)	(43)	(342)	—	—	56,674	—	(5,393)
Balance at December 31, 2018	235,309	1,487,047	11,945	123,364	59,408	36,341	(907,355)	(157,197)	888,862

Summary of finance leases held by the Company included in Plant and Machinery
								Lease
		Time	Historical		Accumulated	Carrying	Interest	Payments
	Life	Elapsed	Cost	Cost	Depreciation	Amount	Payable	Outstanding
	(Years)	(Years)	EUR €'000	US $'000	US $'000	US $'000	US $'000	US $'000
December 31, 2018 Hydroelectrical installations	10	6.6	109,047	124,859	(82,940)	41,918	—	65,005
December 31, 2017 Hydroelectrical installations	10	5.6	109,047	130,780	(84,000)	46,780	—	80,639